Advances for Vessels Acquisitions (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2014
Advances for Vessel Acquisitions Disclosure [Abstract]
Balance 31 December, 2013	$ 240,871
Pre-delivery installments	57,048
Capitalized interest and finance costs	1,306
Other capitalized costs	704
Sale and leaseback	(299,929)
Balance June 30, 2014	$ 0